Cover	Nov. 04, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 04, 2022
Current Fiscal Year End Date	--12-31
Entity File Number	001-37513
Entity Registrant Name	Code Chain New Continent Limited
Entity Central Index Key	0001641398
Entity Tax Identification Number	47-3709051
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	1678 Jinshajiang Road
Entity Address, Address Line Two	Building No. 6, Room 901
Entity Address, City or Town	Shanghai
Entity Address, Country	CN
Entity Address, Postal Zip Code	200062
City Area Code	86
Local Phone Number	021-32583578
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001
Trading Symbol	CCNC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false